BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY (Details Narrative) - Security Matters Limited [Member] $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares	May 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Exercise price, share options granted	$ 0.4	$ 0.11	$ 0.7	$ 0.351
Percentage of voting equity interests acquired							2.00%
Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted						3.99%
Expected volatility, share options granted						81.03%
Term warrants						5 years 2 months 4 days
Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares					215,500
Exercise price, share options granted					$ 11.50
Borrowings, maturity					five years
Bridge loan agreements [member] | Bonus warrants [member] | Black and scholes model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $						$ 24
Bridge loan agreements [member] | Redeemable warrants type 1 [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares					342,000
Exercise price, share options granted						$ 5.00
Borrowings, maturity					five years
Weighted average share price, share options granted					$ 11.50
Percentage of voting equity interests acquired					50.00%	50.00%
Description of approach used to determine discount rates						Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 1 [Member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted						$ 5.00
Percentage of voting equity interests acquired					25.00%	25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [Member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted						$ 5.00
Percentage of voting equity interests acquired					25.00%	25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [Member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $						$ 1,973
Bridge loan agreements [member] | Redeemable warrants type 2 [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares					120,000
Borrowings, maturity					five years
Weighted average share price, share options granted					$ 11.50
Description of approach used to determine discount rates						Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted						$ 5.00
Percentage of voting equity interests acquired					50.00%	50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted						$ 5.00
Percentage of voting equity interests acquired					50.00%	50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $						$ 696